Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023		Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 25,000		$ 41,154	$ 25,000
Prepaid expenses	220,489		210,241	195,463
Total Current Assets	245,489		251,395	220,463
Cash held in the Trust Account	15,707,032
Cash equivalents held in the Trust Account			31,445,874	250,017,673
Other assets				570,844
Total Assets	15,952,521		31,697,269	250,808,980
Current Liabilities:
Accrued expenses	1,363,836		1,189,676	1,349,132
Payables to related party				570,844
Sponsor loan – promissory notes	9,490,888		8,200,162	734,425
Franchise tax payable	57,517		70,065	200,000
Total Current Liabilities	10,912,241		9,459,903	2,854,401
Warrant liability	316,696		178,780	5,300,188
FPS liability	3,191,371		2,504,214	2,006,525
Total Liabilities	14,420,308		12,142,897	10,161,114
Commitments and Contingencies
Class A common stock subject to possible redemption	15,523,830		31,169,832	250,000,000
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in-capital	298,044		694,592	146,555
Accumulated deficit	(14,290,340)		(12,310,731)	(9,499,368)
Total Stockholders’ Deficit	(13,991,617)		(11,615,460)	(9,352,134)
Total Liabilities, Stockholders’ Deficit and Commitments and Contingencies	15,952,521		31,697,269	250,808,980
Class A Common Stock
Stockholders’ Deficit:
Common stock	554	[1]	54	54
Class B Common Stock
Stockholders’ Deficit:
Common stock	$ 125	[1]	$ 625	$ 625	[2]

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).